Shareholders' equity (Details 1) - BRL (R$) R$ / shares in Units, R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Real	R$ 8,100,000	R$ 9,649,000	R$ 3,837,085
Interim Dividends I [Member] | Thousand Of Reais [Member]
IfrsStatementLineItems [Line Items]
Real	R$ 1,300,000	R$ 3,000,000	R$ 512,085
Interim Dividends I [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares	R$ 165.95	R$ 382.98	R$ 65.43
Interim Dividends I [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares	182.55	421.28	71.97
Interim Dividends I [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares	R$ 348.50	R$ 804.26	R$ 137.40
Interest On Capital 1 [Member] | Thousand Of Reais [Member]
IfrsStatementLineItems [Line Items]
Real	R$ 1,700,000		R$ 890,000
Interest On Capital 1 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares	R$ 217.02		R$ 113.71
Interest On Capital 1 [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares	238.72		125.08
Interest On Capital 1 [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares	455.73		238.79
Interest On Capital 2 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares	184.46		96.65
Interest On Capital 2 [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares	202.91		106.32
Interest On Capital 2 [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares	R$ 387.37		R$ 202.97
Interim Dividends 6 [Member] | Thousand Of Reais [Member]
IfrsStatementLineItems [Line Items]
Real	R$ 700,000	R$ 3,000,000
Interim Dividends 6 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares	R$ 89.45	R$ 382.98
Interim Dividends 6 [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares	98.40	421.28
Interim Dividends 6 [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares	R$ 187.85	804.26
Interest On Capital 3 [Member] | Thousand Of Reais [Member]
IfrsStatementLineItems [Line Items]
Real	R$ 1,000,000		R$ 770,000
Interest On Capital 3 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares	R$ 127.79		R$ 98.37
Interest On Capital 3 [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares	140.57		108.21
Interest On Capital 3 [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares	268.36		206.58
Interest On Capital 4 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares	108.62		83.62
Interest On Capital 4 [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares	119.48		91.98
Interest On Capital 4 [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares	R$ 228.10		R$ 175.60
Interest On Capital 5 [Member] | Thousand Of Reais [Member]
IfrsStatementLineItems [Line Items]
Real	R$ 1,700,000		R$ 1,000,000
Interest On Capital 5 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares	R$ 217.75		R$ 127.76
Interest On Capital 5 [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares	239.52		140.54
Interest On Capital 5 [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares	457.27		268.30
Interest On Capita 10 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares	185.09		108.59
Interest On Capital 10 [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares	203.59		119.45
Interest On Capital 10 [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares	R$ 388.68		228.04
Interim Dividends 7 [Member] | Thousand Of Reais [Member]
IfrsStatementLineItems [Line Items]
Real	R$ 820,000
Interim Dividends 7 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares	R$ 105.02	382.98
Interim Dividends 7 [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares	115.53	421.28
Interim Dividends 7 [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares	R$ 220.55	804.26
Interest On Capital 6 [Member] | Thousand Of Reais [Member]
IfrsStatementLineItems [Line Items]
Real	R$ 880,000
Interest On Capital 6 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares	R$ 112.71
Interest On Capital 6 [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares	123.98
Interest On Capital 6 [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares	236.69
Interest On Capital 7 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares	95.80
Interest On Capital 7 [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares	105.38
Interest On Capital 7 [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares	R$ 201.19
Interim Dividends V I [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares		382.98	65.43
Interim Dividends V I [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares		421.28	71.97
Interim Dividends V I [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares		R$ 804.26	R$ 137.40
Interest On Capital I I [Member] | Thousand Of Reais [Member]
IfrsStatementLineItems [Line Items]
Real		R$ 3,400,000
Interest On Capital I I [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares		R$ 434.04
Interest On Capital I I [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares		477.45
Interest On Capital I I [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares		911.49
Interest On Capita V [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares		368.94
Interest On Capital V [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares		405.83
Interest On Capital V [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares		R$ 774.77
Interest On Capital 8 [Member] | Thousand Of Reais [Member]
IfrsStatementLineItems [Line Items]
Real		R$ 249,000
Interest On Capital 8 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares		R$ 31.79
Interest On Capital 8 [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares		34.97
Interest On Capital 8 [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares		66.75
Interest On Capita 9 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares		27.02
Interest On Capital 9 [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares		29.72
Interest On Capital 9 [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares		R$ 56.74
Interest On Capital 11 [Member] | Thousand Of Reais [Member]
IfrsStatementLineItems [Line Items]
Real			R$ 665,000
Interest On Capital 11 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares			R$ 84.96
Interest On Capital 11 [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares			93.45
Interest On Capital 11 [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares			178.41
Interest On Capita 12 [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Shares			72.21
Interest On Capital 12 [Member] | Preference shares [member]
IfrsStatementLineItems [Line Items]
Shares			79.44
Interest On Capital 12 [Member] | Shares Units [Member]
IfrsStatementLineItems [Line Items]
Shares			R$ 151.65